FINANCIAL INSTRUMENTS - Additional Information (Details)						12 Months Ended
	Jan. 27, 2022 CAD ($) shares	Jan. 18, 2022 USD ($)	Jan. 17, 2022 USD ($)	Jun. 10, 2021 CAD ($) shares	Jan. 28, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of Financial Instruments [Line Items]
Fair Value Of Embedded Derivative						$ 9,459,000	$ (21,728,000)
Expected dividends						0.00%	0.00%
Amount available under the unsecured revolving credit facility		$ 10,000,000	$ 7,500,000
Number of shares issued | shares				8,214,450
Aggregate gross proceeds from issuance				$ 28,750,575	$ 11,700,666
Issuance of flow-through common shares
Disclosure of Financial Instruments [Line Items]
Number of shares issued | shares	3,610,425
Aggregate gross proceeds from issuance	$ 9,200,274
If current spot and forward prices change by 10% per ounce and all other assumptions remained the same
Disclosure of Financial Instruments [Line Items]
Fair Value Of Embedded Derivative						$ 18,843,000	$ 27,559,000